SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Trading gains	$ 133,000				$ 2,000
Allowance for doubtful accounts receivable	2,391,000		1,945,000
Intangible asset impairment loss	43,000
Goodwill	4,041,000		5,433,000		8,043,000	[1]
Goodwill impairment loss	879,000	[2]	3,093,000	[2]	672,000
Severance expenses	1,460,000		882,000		1,204,000
Advertising expenses	6,700,000		7,600,000		6,600,000
Deferred expenses amortization period	20 months
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage, equity method	20.00%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage, equity method	50.00%
Certain Reporting Units [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill	1,500,000		4,800,000
Goodwill impairment loss	900,000		3,100,000
Goodwill, fair value	700,000
Certain Reporting Unit One [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill	0		2,600,000
Goodwill impairment loss			3,100,000
Goodwill, fair value	0		1,700,000
Certain Reporting Unit Two [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill	0		500,000
Goodwill, fair value	0		0
Certain Reporting Unit Three [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill	0		1,700,000
Goodwill, fair value	$ 0		$ 0

[1]	The accumulated amount of impairment loss as of January 1, 2013, December 31, 2013 and December 31, 2014 was US$ 2,452,000, US$ 5,545,000 and US$ 6,424,000, respectively.
[2]	During 2014, 2013 and 2012, the Company recorded an amount of US$ 879,000 US$ 3,093,000 and US$ 672,000, respectively, as impairment with respect to goodwill.